Document and Entity Information	May 11, 2026
Cover [Abstract]
Entity Registrant Name	Columbia Financial, Inc./MD/
Amendment Flag	false
Entity Central Index Key	0002115119
Document Type	8-K
Document Period End Date	May 11, 2026
Entity Incorporation State Country Code	MD
Entity File Number	333-294103
Entity Tax Identification Number	42-1991301
Entity Address, Address Line One	19-01 Route 208 North
Entity Address, City or Town	Fair Lawn
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07410
City Area Code	(800)
Local Phone Number	522-4167
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false